Long-Term Incentive Plan (Total Non-Vested Unit Awards) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	640,220	501,403
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results (in shares)	0
Total Unit Award Accrual (in shares)	640,220
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 21.8
Performance Shares [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	379,904	390,015
Time-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	260,316	111,388
Two Thousand Eighteen Awards [Member] | Performance Shares [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	205,568
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results (in shares)	0
Total Unit Award Accrual (in shares)	205,568
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 4.9
Two Thousand Nineteen Awards [Member] | Performance Shares [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	174,336
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results (in shares)	0
Total Unit Award Accrual (in shares)	174,336
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 7.3
Retention Awards Vesting 2020 [Member] | Time-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	76,820
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results (in shares)	0
Total Unit Award Accrual (in shares)	76,820
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1.9
Retention Awards Vesting 2021 [Member] | Time-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	180,162
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results (in shares)	0
Total Unit Award Accrual (in shares)	180,162
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 7.5
Retention Awards Vesting 2022 [Member] | Time-Based Awards [Member]
Long Term Incentive Plan [Line Items]
Non-vested units (in shares)	3,334
Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results (in shares)	0
Total Unit Award Accrual (in shares)	3,334
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 0.2